Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

At December 31, 2018 and 2017, property and equipment consisted of the following:

	Useful life	December 31, 2018	December 31, 2017
Office equipment and furniture	3 - 5 Years	$73,325	$57,134
Leasehold improvement	The lesser of remaining lease term or 1 - 2 Years	4,855	5,110
Software	1 - 3 Years	12,093	11,478
		90,273	73,722
Less: accumulated depreciation		(57,845)	(36,169)
		$32,428	$37,553

For the years ended December 31, 2018 and 2017, depreciation expense amounted to $27,311 and $20,969, respectively, of which, $604 and $0 was included in cost of revenue, and $26,707 and $20,969 was included in operating expenses, respectively.